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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-22467

Kayne Anderson Midstream/Energy Fund, Inc.
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100 Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 1800 Avenue of the Stars, Second Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:    (310) 284-6438

Date of fiscal year end:       November 30

Date of reporting period:     July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Kayne Anderson Midstream/Energy Fund, Inc.

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 15, 2011	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record – Attached on behalf of Kayne Anderson Midstream/Energy Fund, Inc.

Issuer	Symbol	CUSIP	Meeting Date	Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt

NATIONAL FUEL GAS COMPANY	NFG	636180101	3/10/2011	ELECT:	I	YES	FOR	FOR
ROBERT T. BRADY
ROLLAND E. KIDDER
FREDERIC V. SALERNO

				RATIFY:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP AS OUR REGISTERED PUBLIC ACCOUNTING FIRM

				APPROVE:	I	YES	FOR	FOR
COMPENSATION OF EXECUTIVES

				APPROVE:	I	3 YEAR	3YR	3 YEAR
FREQUENCY OF VOTE TO APPROVE COMPENSATION OF EXECUTIVES

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	4/27/2011	ELECT:	I	YES	FOR	FOR
JAMES C. KEMPNER
MICHAEL N. MEARS
JAMES R. MONTAGUE

				AMEND:	I	YES	FOR	FOR
LONG TERM INCENTIVE PLAN

				VOTE:	I	YES	FOR	FOR
ON EXECUTIVE COMPENSATION

				VOTE:	I	3 YEAR	AGAINST	1 YEAR
FREQUENCY OF VOTE TO APPROVE COMPENSATION OF EXECUTIVES

CENTERPOINT ENERGY, INC.	CNP	15189T107	4/21/2011	ELECT:	I	YES	FOR	FOR
DONALD R. CAMPBELL
MILTON CARROLL
O. HOLCOMBE CROSSWELL
MICHAEL P. JOHNSON
JANIECE M. LONGORIA
DAVID M. MCCLANAHAN
SUSAN O. RHENEY
R. A. WALKER
PETER S. WAREING
SHERMAN M. WOLFF

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2011

				APPROVE:	I	YES	FOR	FOR
ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION

				APPROVE:	I	1 YEAR	FOR	1 YEAR
VOTE ON THE FREQUENCY OF FUTURE ADVISORY SHAREHOLDER VOTES ON EXECUTIVE COMPENSATION - 1 YEAR RECOMMENDED'

				APPROVE:	I	YES	FOR	FOR
THE MATERIAL TERMS OF THE PERFORMANCE GOALS OF THE SHORT TERM INCENTIVE PLAN

				APPROVE:	I	YES	FOR	FOR
AMENDMENT TO THE STOCK PLAN FOR OUTSIDE DIRECTORS

ENBRIDGE INC.	ENB	29250N105	5/11/2011	ELECT:	I	YES	FOR	FOR
DAVID A. ARLEDGE
JAMES J. BLANCHARD
J. LORNE BRAITHWAITE
PATRICK D. DANIEL
J. HERB ENGLAND
CHARLES W. FISCHER
V.M. KEMPSTON DARKES
DAVID A. LESLIE
GEORGE K. PETTY
CHARLES E. SHULTZ
DAN C. TUTCHER
CATHERINE L. WILLIAMS

				APPOINT:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP AS AUDITORS

AMEND:
ARTICLES TO ALLOW FOR A DIVISION OF COMMON SHARES ON A TWO FOR ONE BASIS

				INCREASE:	I	YES	FOR	FOR
NUMBER OF COMMON SHARES RESERVED UNDER THE STOCK OPTION PLANS

				APPROVE:	I	YES	FOR	FOR
AMENDMENT, CONTINUATION AND APPROVAL OF THE SHAREHOLDER RIGHTS PLAN

				APPROVE:	I	YES	FOR	FOR
APPROACH TO EXECUTIVE COMPENSATION

EL PASO CORPORATION	EP	28336L109	5/17/2011	ELECT:	I	YES	FOR	FOR
JUAN CARLOS BRANIFF
DAVID W. CRANE
DOUGLAS L. FOSHEE
ROBERT W. GOLDMAN
ANTHONY W. HALL, JR.
THOMAS R. HIX
FERRELL P. MCCLEAN
TIMOTHY J. PROBERT
STEVEN J. SHAPRIO
J. MICHAEL TALBERT
ROBERT F. VAGT
JOHN L. WHITMIRE

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				APPROVE:	I	1 YEAR	FOR	1 YEAR
ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION

				RATIFY:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ONEOK, INC.	OKE	682680103	5/25/2011	ELECT:	I	YES	FOR	FOR
JAMES C. DAY
JULE H. EDWARDS
WILLIAM L. FORD
JOHN W. GIBSON
BERT H. MACKIE
JIM W. MOGG
PATTYE L. MOORE
GARY D. PARKER
EDUARDO A. RODRIGUEZ
GERAL B. SMITH
DAVID J. TIPPECONNIC

				RATIFY:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR YE DEC 31, 2011

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

APPROVE:
				ADVISORY VOTE ON THE FREQUENCY OF HOLDING THE ADVISORY VOTE ON EXECUTIVE COMPENSATION	I	1 YEAR	FOR	1 YEAR

CONSOL ENERGY INC.	CNX	20854P109	5/4/2011	ELECT:	I	YES	FOR	FOR
J. BRETT HARVEY
JOHN WHITMIRE
PHILIP W. BAXTER
JAMES E. ALTMEYER, SR.
WILLIAM E. DAVIS
RAJ K. GUPTA
PATRICIA A. HAMMICK
DAVID C. HARDESTY, JR.
JOHN T. MILLS
WILLIAM P. POWELL
JOSEPH T. WILLIAMS

				RATIFY:	I	YES	FOR	FOR
ANTICIPATED SELECTION OF INDEPENDENT AUDITOR: ERNST & YOUNG LLP

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				APPROVE:	I	2 YEARS	AGAINST	1 YEAR
ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

PENN VIRGINIA CORPORATION	PVA	707882106	5/4/2011	ELECT:	I	YES	FOR	FOR
JOHN U. CLARKE
EDWARD B. CLOUES
ROBERT GARRETT
STEVEN W. KRABLIN
MARSHA R. PERELMAN
P. VAN MARCKE DE LUMMEN
H. BAIRD WHITEHEAD
GARY K. WRIGHT

				AMEND:	I	YES	FOR	FOR
SEVENTH AMENDED AND RESTATED 1999 EMPLOYEE STOCK INCENTIVE PLAN

				APPROVE:	I	YES	FOR	FOR
ADVISORY RESOLUTION REGARDING EXECUTIVE COMPENSATION

APPROVE:
				THE ADVISORY RESOLUTION REGARDING THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION	I	3 YEARS	AGAINST	1 YEAR

SOUTHERN UNION COMPANY	SUG	844030106	5/4/2011	ELECT:	I	YES	FOR	FOR
GEORGE L. LINDELMANN
ERIC D. HERSCHMANN
DAVID BRODSKY
FRANK W. DENIUS
KURT A. GITTER, M.D.
HERBERT H. JACOBI
THOMAS N. MCCARTER, III
GEORGE ROUNTREE, III
ALLAN D. SCHERER

				RATIFY:	I	YES	FOR	FOR
APPOINT PRICEWATERHOUSECOOPERS LLP AS SOUTHERN UNION'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YE DECEMBER 31, 2011

				ADOPT:	I	YES	FOR	FOR
ADVISORY, NONBINDING RESOLUTION APPROVING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS

				SELECT:	I	3 YEARS	AGAINST	1 YEAR
AN ADVISORY, NONBINDING BASIS, THE FREQUENCY OF THE STOCKHOLDER VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS

				APPROVE:	S	YES	AGAINST	AGAINST
STOCKHOLDER PROPOSAL RELATING TO THE PREPARATION OF A CORPORATE SUSTAINABILITY REPORT

QUESTAR CORPORATION	STR	748356102	5/10/2011	ELECT:	I	YES	FOR	FOR
TERESA BECK
R.D. CASH
LAURENCE M. DOWNES
RONALD W. JIBSON
GARY G. MICHAEL
BRUCE A. WILLIAMSON

				RATIFY:	I	YES	FOR	FOR
SELECTION OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITOR

				VOTE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				RECOMMEND:	I	1 YEAR	FOR	1 YEAR
BY NON-BINDING VOTE, THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES

SEMPRA ENERGY CORP.	SRE	816851109	5/13/2011	ELECT:	I	YES	FOR	FOR
ALAN L. BOECKMANN
JAMES G. BROCKSMITH JR.
DONALD E. FELSINGER
WILFORD D. GODBOLD JR.
WILLIAM D. JONES
WILLIAM G. OUCHI
CARLOS RUIZ
WILLIAM C. RUSNACK WILLIAM P. RUTLEDGE
LYNN SCHENK
MEAN E. SCHMALE
LUIS M. TELLEZ

				RATIFY:	I	YES	FOR	FOR
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

APPROVE:
				ADVISORY VOTE ON THE FREQUENCY OF ADVISORY VOTES ON EXECUTIVE COMPENSATION	I	1 YEAR	FOR	1 YEAR

				APPROVE:	S	YES	AGAINST	AGAINST
SHAREHOLDER PROPOSAL TO ALLOW SHAREHOLDERS ACTION BY WRITTEN CONSENT

				APPROVE:	S	YES	AGAINST	AGAINST
SHAREHOLDER PROPOSAL REGARDING RETIREMENT BENEFITS

				APPROVE:	S	YES	AGAINST	AGAINST
SHAREHOLDER PROPOSAL REGARDING SUSTAINABILITY

PROVIDENT ENERGY LTD.	PVX	74386V100	5/11/2011	ELECT:	I	YES	FOR	FOR
JOHN B. ZAOZIRNY
GRANT D. BELLING
DOUGLAS J. HAUGHEY
HUGH A. FERGUSSON
RANDALL J. FINDLAY
NORMAN R. GISH
BRUCE R. LIBIN
M.H. (MIKE) SHAIKH
JEFFREY T. SMITH

				RE-APPOINT:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP AS THE AUDITORS OF THE CORPORATION FOR A TERM EXPIRING AT THE CLOSE OF THE NEXT ANNUAL MEETING OF SHAREHOLDERS

NISOURCE INC.	NI	65473P105	5/10/2011	ELECT:	I	YES	FOR	FOR
RICHARD A. ABDOO
STEVEN C. BEERING
MICHAEL E. JESANIS
MARTY R. KITTRELL
W. LEE NUTTER
DEBORAH S. PARKER
IAN M. ROLLAND
ROBERT C. SKAGGS, JR.
RICHARD L. THOMPSON
CAROLYN Y. WOO

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

				CONSIDER:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				CONSIDER:	I	1 YEAR	FOR	1 YEAR
ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION

				CONSIDER:	S	YES	AGAINST	FOR
STOCKHOLDER PROPOSAL REGARDING STOCKHOLDER ACTION BY WRITTEN CONSCENT

TARGA RESOURCES CORP.	TRGP	87612G101	5/25/2011	ELECT:	I	YES	FOR	FOR
CHARLES R. CRISP
JAMES W. WHALEN

				RATIFY:	I	YES	FOR	FOR
SELECTION OF INDEPENDENT AUDITORS

				VOTE:	I	YES	FOR	FOR
ON EXECUTIVE COMPENSATION

				VOTE:	I	3 YEARS	AGAINST	1 YEAR
ON FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION

COPANO ENERGY, L.L.C.	CPNO	217202100	5/18/2011	ELECT:	I	YES	FOR	FOR
JAMES G. CRUMP
ERNIE L. DANNER
SCOTT A. GRIFFITHS
MICHAEL L. JOHNSON
MICHAEL G. MACDOUGALL
R. BRUCE NORTHCUTT
T. WILLIAM PORTER
WILLIAM L. THACKER

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011

				APPROVE:	I	YES	FOR	FOR
AMENDMENT TO THE COMPANY'S LONG-TERM INCENTIVE PLAN TO INCREASE THE NUMBER OF COMMON UNITS FROM 5,000,000 TO 6,200,000

				APPROVE:	I	YES	FOR	FOR
AMENDMENT TO THE COMPANY'S LONG-TERM INCENTIVE PLAN TO EXTEND THE TERM OF THE PLAN FROM NOVEMBER 15, 2014 TO NOVEMBER 15, 2019

				VOTE:	I	YES	FOR	FOR
ON THE COMPENSATION PHILOSOPHY, POLICIES AND PROCEDURES AND THE EXECUTIVE COMPENSATION DISCLOSED IN THIS PROXY STATEMENT.

				VOTE:	I	3 YEAR	AGAINST	1 YEAR
ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/19/2011	ELECT:	I	YES	FOR	FOR
ALAN S. ARMSTRONG
JOSEPH R. CLEVELAND
JUANTIA H. HINSHAW
FRANK T. MACINNIS
JANICE D. STONEY
LAURA A. SUGG

				RATIFY:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS AUDITORS FOR 2011

				VOTE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				VOTE	I	1 YEAR	FOR	1 YEAR
ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

NORTHLAND POWER INC.	NPI.TO	666511100	5/24/2011	ELECT:	I	YES	FOR	FOR
JAMES C. TEMERTY C.M.
PIERRE R. GLOUTNEY
JOHN N. TURNER, Q.C.
MARIE BOUNTRIGIANNI
V. PETER HARDER
LINDA L. BERTOLDI
SEAN DURFY

				FIX:	I	YES	FOR	FOR
NUMBER OF DIRECTORS OF THE CORPORATION TO BE ELECTED AT THE MEETING AND EMPOWERING THE DIRECTORS THEREAFTER TO DETERMINE THE NUMBER BY RESOLUTION OF THE DIRECTORS

				REAPPOINT:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS AUDITORS OF THE CORPORATION

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/7/2011	ELECT:	I	YES	FOR	FOR
FORREST E. WYLIE
JOSEPH A. LASALA, JR.
MARTIN A. WHITE

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHELLP

				APPROVE:	I	YES	FOR	FOR
ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION

				APPROVE:	I	3 YEAR	FOR	3 YEARS
ADVISORY VOTE ON FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

PENN VIRGINIA RESOURCE PARTNERS, L.P.		PVR	707884102	6/22/2011	ELECT:	I	YES	FOR
EDWARD B. CLOUES, II
JAMES L. GARDNER
ROBERT J. HALL
THOMAS W. HOFMANN
JAMES R. MONTAGUE
MARSHA R. PERELMAN
WILLIAM H. SHEA, JR.
JOHN C. VAN RODEN, JR.
JONATHAN B. WELLER

				APPROVE:	I	YES	FOR	FOR
BY ADVISORY (NON-BINDING) VOTE, EXECUTIVE COMPENSATION

				RECOMMEND:	I	1 YEAR	AGAINST	3 YEARS
BY ADVISORY (NON-BINDING) VOTE, THE FREQUENCY OF FUTURE ADVISORY VOTES ON EXECUTIVE COMPENSATION

MARKWEST ENERGY PARTNERS L.P.	MWE	570759100	6/1/2011	ELECT:	I	YES	FOR	FOR
FRANK M. SEMPLE
DONALD D. WOLF
KEITH E. BAILEY
MICHAEL L. BEATTY
CHARLES K. DEMPSTER
DONALD C. HEPPERMANN
WILLIAM A. KELLSTROM
ANNE E. FOX MOUNSEY
WILLIAM P. NICOLETTI

				APPROVE:	I	YES	FOR	FOR
ON AN ADVISORY BASIS THE COMPENSATION OF THE PARTNERSHIP'S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN THE PARTNERSHIP'S PROXY STATEMENT FOR THE 2011 ANNUAL MEETING OF COMMON UNITHOLDERS

				RECOMMEND:	I	3 YEARS	FOR	3 YEARS
ON AN ADVISORY BASIS, THE FREQUENCY OF THE ADVISORY VOTE ON THE COMPENSATION OF THE PARTNERSHIP'S NAMED EXECUTIVE OFFICERS

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FY ENDING DECEMBER 31, 2011

THE SOUTHERN COMPANY	SO	842587107	5/25/2011	ELECT:	I	YES	FOR	FOR
J.P. BARANCO
J.A. BOSCIA
H.A. CLARK III
T.A. FANNING
H.W. HABERMEYER, JR.
V.M. HAGEN
W.A. HOOD, JR.
D.M. JAMES
D.E. KLEIN
J.N. PURCELL
W.G. SMITH, JR.
S.R. SPECKER
L.D. THOMPSON

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2011

				APPROVE:	I	YES	FOR	FOR
ADVISORY VOTE ON EXECUTIVE COMPENSATION

				APPROVE:	I	1 YEAR	FOR	1 YEAR
ADVISORY VOTE ON THE FREQUENCY OF VOTE ON EXECUTIVE COMPENSATION

				APPROVE:	I	1 YEAR	FOR	1 YEAR
OMNIBUS INCENTIVE COMPENSATION PLAN

				APPROVE:	S	YES	FOR	AGAINST
STOCKHOLDER PROPOSAL ON COAL COMBUSTION BYPRODUCTS ENVIRONMENTAL REPORT

DHT HOLDINGS, INC.	DHT	Y2065G105	6/14/2011	ELECT:	I	YES	FOR	FOR
EINAR MICHAEL STEIMLER
ROBERT N. COWEN

				AMEND:	I	YES	FOR	FOR
THE RESTATED ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF DHT COMMON STOCK FROM 100,000,000 TO 125,000,000

				ESTABLISH:	I	YES	FOR	FOR
THE 2011 INCENTIVE COMPENSATION PLAN (THE "PLAN") WITH 2,000,000 SHARES OF DHT COMMON STOCK AVAILABLE FOR AWARDS UNDER THE PLAN

				RATIFY:	I	YES	FOR	FOR
APPOINTMENT OF ERNST & YOUNG AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FY ENDING DECEMBER 31, 2011

TEEKAY TANKERS LTD.	TNK	Y8565N102	6/10/2011	ELECT:	I	YES	FOR	FOR
C. SEAN DAY
BJORN MOLLER
PETER EVENSEN
RICHARD T. DU MOULIN
RICHARD J.F. BRONKS
WILLIAM LAWES